Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 26, 2022	Mar. 27, 2021
Current assets:
Cash and cash equivalents	$ 2,013	$ 1,807
Accounts receivable and other receivables	8,037	7,307
Inventories	78,907	97,789
Prepaids and other current assets	1,822	2,044
Total current assets	90,779	108,947
Long-term receivables	5,599	5,673
Property and equipment	22,781	24,496
Operating lease right-of-use asset	58,071	57,670
Intangible assets and other assets	6,031	4,894
Total non-current assets	92,482	92,733
Total assets	183,261	201,680
Current liabilities:
Bank indebtedness	43,157	53,387
Accounts payable	28,291	37,975
Accrued liabilities	8,340	11,209
Current portion of long-term debt	2,129	2,960
Current portion of operating lease liabilities	6,963	6,298
Total current liabilities	88,880	111,829
Long-term debt	21,371	23,062
Long-term portion of operating lease liabilities	66,757	66,713
Other long-term liabilities	389	1,498
Total long-term liabilities	88,517	91,273
Stockholders' equity (deficiency):
Common stock	95,638	95,116
Preferred stock – no par value, unlimited shares authorized, none issued
Additional paid-in capital	23,669	18,259
Accumulated deficit	(113,413)	(114,700)
Accumulated other comprehensive loss	(30)	(97)
Total stockholders' equity (deficiency)	5,864	(1,422)
Total liabilities and stockholders' equity (deficiency)	183,261	201,680
Class A Common Stock [Member]
Stockholders' equity (deficiency):
Common stock	37,883	37,361
Class B Common Stock [Member]
Stockholders' equity (deficiency):
Common stock	$ 57,755	$ 57,755